Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Reverse Stock Split
2018
Reverse Stock Split
Effective after the close of business on January 22, 2018, the Company completed a
1-for-5
reverse stock split of its common stock.
All share and per share amounts

herein have been reflected on a post-split basis.
2020 Reverse Stock Split
Effective after the close of business on December 31, 2020, the Company completed a 1-for-35 reverse stock split of its common stock (“2020 Reverse Stock Split”). The 2020 Reverse Stock Split did not change the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Certificate of Incorporation. All share and per-share amounts have been retrospectively adjusted to reflect the 2020 Reverse Stock Split for all periods presented.

Going Concern Uncertainty
Going Concern Uncertainty
As of December 31, 2019, the Company had cash of $5.5 million. For the year ended December 31, 2019, the Company incurred a net loss of $9.8 million and, as of December 31, 2019, its accumulated deficit was $104.8 million. For the year ended December 31, 2019, the Company had $1.5 million of revenue from the commercial sale of products or services. The Company expects to continue to incur operating losses and net cash outflows until it generates a level of revenue to support its cost structure. There is no assurance that the Company will achieve profitable operations, and, if achieved, whether it will be sustained on a continued basis. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements are filed. The Company’s consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and satisfaction of liabilities in the ordinary course of business.
The Company intends to fund ongoing activities by utilizing its current cash on hand, cash received from the sale of its PoNS device in Canada and by raising additional capital through equity or debt financings. There can be no assurance that the Company will be successful in raising that additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital, the Company may be compelled to reduce the scope of its operations and planned capital expenditures.

Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The condensed consolidated financial statements have also been prepared on a basis substantially consistent with, and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2019, included in its Annual Report on Form
10-K
that was filed with the Securities and Exchange Commission on March 12, 2020. The Company’s reporting currency is the U.S. Dollar (“USD$”).

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s reporting currency is the U.S. Dollar (“USD$”).

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and disclosure of contingent assets and liabilities. Significant estimates include the assumptions used in the fair value pricing model for stock-based compensation, derivative financial instruments and deferred income tax asset valuation allowance. Financial statements include estimates which, by their nature, are uncertain. Actual outcomes could differ from these estimates.

Use of Estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosure of contingent assets and liabilities. Significant estimates include the assumptions used in the valuation of the significant financing component associated with revenue, fair value-pricing model for stock-based compensation and derivative financial instruments. Financial statements include estimates, which, by their nature, are uncertain. Actual results could differ from those estimates.

Principles of Consolidation
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements reflect the operations of Helius Medical Technologies, Inc. and its wholly owned subsidiaries. The usual condition for a controlling financial interest is ownership of a majority of the voting interests of an entity. However, a controlling financial interest may also exist through arrangements that do not involve controlling voting interests. As such, the Company applies the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 –
 Consolidation
(“ASC 810”)
,
to determine when an entity that is insufficiently capitalized or not controlled through its voting interests, referred to as a variable interest entity should be consolidated. All intercompany balances and transactions have been eliminated.

Principles of Consolidation
The accompanying consolidated financial statements reflect the operations of Helius Medical Technologies, Inc. and its wholly owned subsidiaries. The usual condition for a controlling financial interest is ownership of a majority of the voting interests of an entity. However, a controlling financial interest may also exist through arrangements that do not involve controlling voting interests. As such, the Company applies the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 –
Consolidation
(“ASC 810”)
,
to determine when an entity that is insufficiently capitalized or not controlled through its voting interests, referred to as a variable interest entity should be consolidated (see Note 8). All intercompany balances and transactions have been eliminated. Certain prior period amounts have been reclassified to conform to current period presentation.

Concentrations of Credit Risk
Concentrations of Credit Risk
The Company is subject to credit risk with respect to its cash. Amounts invested in such instruments are limited by credit rating, maturity, industry group, investment type and issuer. The Company is not currently exposed to any significant concentrations of credit risk from these financial instruments. The Company seeks to maintain safety and preservation of principal and diversification of risk, liquidity of investments sufficient to meet cash flow requirements and a competitive after-tax
rate of return.

Concentrations of Credit Risk
The Company is subject to credit risk with respect to its cash. Amounts invested in such instruments are limited by credit rating, maturity, industry group, investment type and issuer. The Company is not currently exposed to any significant concentrations of credit risk from these financial instruments. The Company seeks to maintain safety and preservation of principal and diversification of risk, liquidity of investments sufficient to meet cash flow requirements and a competitive after-tax
rate of return.

Receivables
Receivables
Accounts receivables are stated at their net realizable value. In determining the appropriate allowance for doubtful accounts, the Company considers a combination of factors, such as the aging of trade receivables, its customers’ financial strength, and payment history. Changes in these factors, among others, may lead to adjustments in the Company’s allowance for doubtful accounts. The calculation of the allowance required judgment by Company management. As of September 30, 2020, the Company’s accounts receivable of $0.1 million, is net of an allowance for doubtful accounts of $0.4 million and is the result of revenue from product sales. As of December 31, 2019, the Company’s accounts receivable of $0.2 million, is net of an allowance for doubtful accounts of $0.2 million and is the result of revenue from product sales.
Other receivables as of September 30, 2020 and December 31, 2019 included refunds from research and development (“R&D”) tax credits of $21 thousand and $0.2 million, respectively, and Goods and Services Tax (“GST”) and Quebec Sales Tax (“QST”) refunds of $0.1 million and $0.1 million, respectively, related to the Company’s Canadian expenditures.

Receivables
Accounts receivables are stated at their net realizable value. In determining the appropriate allowance for doubtful accounts, the Company considers a combination of factors, such as the aging of trade receivables, its customers’ financial strength, and payment history. Changes in these factors, among others, may lead to adjustments in the Company’s allowance for doubtful accounts. The calculation of the required allowance requires judgment by Company management. As of December 31, 2019, the Company’s accounts receivable of $0.4 million, is net of an allowance for doubtful accounts of $0.2 million and is the result of revenue from product sales. As of December 31, 2018, accounts receivable consisted primarily of amounts owed related to license revenue of approximately $0.5 million recognized in 2018 resulting from the Company’s arrangement with HTC and Heuro, of which $0.3 million was classified as a non-current
receivable. As described below, the Company modified its arrangement with HTC on October 30, 2019.
Other receivables included refunds from research and development (“R&D”) tax credits of $0.2 million and Goods and Services Tax and Quebec Sales Tax refunds related to the Company’s Canadian expenditures of $0.1 million as of December 31, 2019. Other receivables included refunds from research and development (“R&D”) tax credits of $0.1 million as of December 31, 2018.

Inventory
Inventory
The Company’s inventory consists of raw materials, work in progress and finished goods of the PoNS device. Inventory is stated at the lower of cost (average cost method) or net realizable value. Adjustments to reduce the cost of inventory to its net realizable value are made if required. The Company calculates provisions for excess inventory based on inventory on hand compared to anticipated sales or usage. Management uses its judgment to forecast sales or usage and to determine what constitutes a reasonable period. There can be no assurance that the amount ultimately realized for inventories will not be materially different than that assumed in the calculation of the reserves. Inventory markdowns to net realizable value of $2 thousand was
recorded during the nine months ended September 30, 2020. No inventory markdowns to net realizable value were recorded during the nine months ended September 30, 2019.
As of September 30, 2020 and December 31, 2019, inventory consisted of the following (amounts in thousands):

	As of September 30, 2020	As of December 31, 2019
Raw materials	$159	$144
Work-in-process	446	375
Finished goods	19	129

Inventory	$624	$648

Inventory reserve	(52)	(50)

Total inventory, net of reserve	$572	$598

Inventory
The Company’s inventory consists of raw materials, work in progress and finished goods of the PoNS device. Inventory is stated at the lower of cost (average cost method) or net realizable value. Adjustments to reduce the cost of inventory to its net realizable value are made if required. The Company calculates provisions for excess inventory based on inventory on hand compared to anticipated sales or usage. Management uses its judgment to forecast sales or usage and to determine what constitutes a reasonable period. There can be no assurance that the amount ultimately realized for inventories will not be materially different than that assumed in the calculation of the reserves. Inventory markdowns to net realizable value of $50 thousand were recorded during the year ended December 31, 2019.
As of December 31, 2019 and 2018, inventory consisted of the following (amounts in thousands):

	As of December 31, 2019	As of December 31, 2018
Raw materials	$144	$392
Work-in-process	375	—
Finished goods	129	—

Inventory	$648	$392

Inventory reserve	(50)	—

Total inventory, net of reserve	$598	$392

Property and Equipment
Property and Equipment
Property and equipment are carried at cost, less accumulated depreciation. Depreciation is recognized using the straight-line method over the useful lives of the related asset or the term of the related lease. Expenditures for maintenance and repairs, which do not improve or extend the expected useful life of the assets, are expensed to operations while major repairs are capitalized. The estimated useful life of the Company’s leasehold improvements is over the shorter of its lease term or useful life of 5 years; the estimated useful life for the Company’s furniture and fixtures is 7 years; and equipment has an estimated useful life of 15 years, while computer software and hardware has an estimated useful life of 3 to 5 years.

As of September 30, 2020 and December 31, 2019, property and equipment consisted of the following (amounts in thousands):

	As of September 30, 2020	As of December 31, 2019
Leasehold improvement	$64	$182
Furniture and fixtures	93	247
Equipment	300	286
Computer software and hardware	182	182

Property and equipment	639	897
Less accumulated depreciation	(176)	(185)

Property and equipment, net	$463	$712

Depreciation expense was $92 thousand

and $89 thousand for the nine months ended September 30, 2020 and 2019, respectively.
During the nine months ended September 30, 2020, the Company sold furniture and fixtures with a net book value of
$118 thousand for $61 thousand. Additionally, the Company abandoned leasehold improvements with a net book value of $53 thousand. The loss on the disposal of the furniture and fixtures and leasehold improvements of $110 thousand was recorded as selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss.

Property and Equipment
Property and equipment are carried at cost, less accumulated depreciation. Depreciation is recognized using the straight-line method over the useful lives of the related asset or the term of the related lease. Expenditures for maintenance and repairs, which do not improve or extend the expected useful life of the assets, are expensed to operations while major repairs are capitalized. The estimated useful life of its leasehold improvements is over the shorter of its lease term or useful life of 5 years, the estimated useful life of furniture and fixtures is 7 years; equipment has an estimated useful life of 15 years and computer software and hardware has an estimated useful life of 3 to 5 years.

The following tables summarizes the Company’s property and equipment as of December 31, 2019 and 2018 (amounts in thousands):

	As of December 31,
	2019	2018
Leasehold improvement	$182	$182
Furniture and fixtures	247	185
Equipment	286	219
Computer hardware and software	182	44
Property and equipment	897	630
Less accumulated depreciation	(185)	(76)

Property and equipment, net	$712	$554

Depreciation expense of $127 thousand and $59 thousand for the years ended December 31, 2019 and 2018, respectively. During 2019, the Company wrote-off
$17 thousand of fully depreciated software.

Business Combinations
Business Combinations
Transactions in which the Company obtains control of a business are accounted for according to the acquisition method as described in FASB ASC 805 – Business Combinations. The assets acquired and liabilities assumed are recognized and measured at their fair values as of the date control is obtained. Acquisition related costs in connection with a business combination are expensed as incurred. Contingent consideration is recognized and measured at fair value at the acquisition date and until paid re-measured
on a recurring basis. It is classified as a liability based on appropriate GAAP.
On October 30, 2019, the Company and HTC entered into a Share Purchase Agreement (the “SPA”) whereby the Company, through its wholly owned subsidiary, acquired Heuro from HTC. Under the terms of the SPA, total consideration of approximately CAD$2.1 million (USD$1.6 million) was transferred to HTC, which included (1) cash of CAD$0.5 million (USD$0.4 million), (2) delivery of 55 PoNS devices for which the fair value was determined to be CAD$0.5 million (USD$0.4 million), (3) the forgiveness of CAD$750 thousand (USD$0.5 million) receivable from the September 2018 strategic alliance agreement and (4) the exclusivity rights granted to HTC in the
Co-Promotion
Agreement (as defined below) to provide PoNS Treatment in the Fraser Valley and Vancouver metro regions of British Columbia with a determined fair value of CAD$0.4 million (USD$0.3 million). The transaction has been accounted for as a business combination.
The acquisition related costs were $0.1 million and were accounted for as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2019.

The following table summarizes the recognized fair values of identifiable assets acquired and liabilities assumed as of October 30, 2019:

October 30, 2019 Fair Value
Assets:
Cash and cash equivalents	$1
Other receivables	19
Fixed assets	7
Intangibles	1,053
Goodwill	737

Total assets	$1,817

Liabilities:
Accounts payable	$186
Other current liabilities	9

Total liabilities	$195

Net assets acquired	$1,622

The fair values assigned to identifiable intangible assets assumed were based on management’s estimates and assumptions as of such date and are considered finalized. The Company recorded measurement adjustments of $0.4 million during the nine months ended September 30, 2020, all of which was recorded during the first quarter of 2020. The recorded adjustments related to the recognition of reacquired exclusivity rights.

Acquired intangibles consisted of customer relationships, proprietary technology and reacquired rights. The remaining useful life at acquisition was 1.25 years, 5 years and 3.87 years, respectively, and the acquired intangibles are amortized using the straight-line method.
Factors considered by the Company in determination of goodwill include synergies, strategic fit and other benefits that do not meet the recognition criteria of acquired identifiable intangible assets. The recognized goodwill of $0.7 million is not expected to be deductible for tax purposes.
The fair value of 55 PoNS devices which we agreed to transfer to HTC pursuant to the SPA in the amount of CAD$0.5 million will be recognized as revenue within the consolidated statements of operations and comprehensive loss once control has been transferred in accordance with ASC 606. As of December 31, 2019, the control had not been transferred resulting in the fair value being recorded as deferred revenue on the condensed consolidated balance sheet. As of September 30, 2020, the control of 11 devices had been transferred resulting in recognition of revenue for these devices. The fair value of the remaining 44 devices is still recorded as deferred revenue on the condensed consolidated balance sheet.
In connection with the SPA, on October 30, 2019, the Company entered into a Clinical Research and
Co-Promotion
Agreement with HTC (the
“Co-Promotion
Agreement”), whereby each company will promote the sales of the Company’s PoNS Treatment and HTC’s NeuroCatch
TM
device throughout Canada. This
co-promotion
arrangement terminates upon the earlier of the collection of data from 200 patients in Canada and December 31, 2020. Also, subject to certain terms and conditions, Helius granted to HTC the exclusive right to provide the PoNS Treatment in the Fraser Valley and Vancouver metro regions of British Columbia, where HTC has operated a PoNS authorized clinic since February 2019. HTC will purchase the PoNS devices for use in these regions exclusively from the Company and on terms no less favorable than the then-current standard terms and conditions. This exclusivity right has an initial term of ten (10) years, renewable by HTC for one additional ten (10) year term upon sixty (60) days’ written notice to Helius. The
Co-Promotion
Agreement had a fair value of CAD$360 thousand at the time of acquisition. License revenue will be recognized in connection with the
Co-Promotion
Agreement ratably over the
ten-year
term.

Business Combinations
Transactions in which the Company obtains control of a business are accounted for according to the acquisition method as described in FASB ASC 805 – Business Combinations. The assets acquired and liabilities assumed are recognized and measured at their fair values as of the date control is obtained. Acquisition related costs in connection with a business combination are expensed as incurred. Contingent consideration is recognized and measured at fair value at the acquisition date and until paid re-measured
on a recurring basis. It is classified as a liability based on appropriate GAAP.
On October 30, 2019, the Company and HTC entered into a Share Purchase Agreement (the “SPA”) whereby the Company, through its wholly owned subsidiary, acquired Heuro from HTC. Under the terms of the SPA, total consideration of approximately CAD$2.1 million (USD$1.6 million) was paid to HTC, which included (1) cash of CAD$0.5 million (USD$0.4 million), (2) delivery of 55 PoNS devices for which the fair value was determined to be CAD$0.5 million (USD$0.4 million), (3) the CAD$750 thousand (USD$0.6 million) receivable from the September 2018 strategic alliance agreement and (4) the sale of exclusivity rights granted to HTC in the
Co-Promotion
Agreement (as defined below) to provide PoNS Treatment in the Fraser Valley and Vancouver metro regions of British Columbia with a determined fair value of CAD$0.4 million (USD$0.3 million). The transaction has been accounted for as a business combination.
The operating results of Heuro have been included in the consolidated statement of operations and comprehensive loss since the date of the acquisition.
The acquisition related costs were $0.1 million and were accounted for as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss.
Supplemental proforma financial information has not been presented here because the proforma effects of this acquisition are not material to the Company’s reported results for any period presented.

The following table summarizes the recognized fair values of identifiable assets acquired and liabilities assumed as of October 30, 2019:

Assets:	October 30, 2019 Fair Value
Cash and cash equivalents	$1
Other receivables	19
Fixed assets	7
Intangibles	564
Goodwill	1,226

Total assets	$1,817

Liabilities:
Accounts payable	186
Other current liabilities	9

Total liabilities	$195

Net assets acquired	$1,622

The fair values assigned to identifiable intangible assets assumed were based on management’s current estimates and assumptions and is considered preliminary. The Company believes that the most recent information available provides a reasonable basis for assigning fair value, but anticipates receiving additional information, and as such, the provisional measurements of fair value are subject to change. The Company will finalize the amounts recognized as it obtains the information necessary to complete the analysis, but no later than one year from the acquisition date.
Acquired intangibles consisted of customer relationships and proprietary technology. The remaining useful life at acquisition was 1.25 years and 5 years, respectively, and the acquired intangibles are amortized using the straight-line method.
Factors considered by the Company in determination of goodwill include synergies, strategic fit and other benefits that do not meet the recognition criteria of acquired identifiable intangible assets. The recognized goodwill of $1.2 million is not expected to be deductible for tax purposes.
The fair value of the 55 PoNS devices in the amount of CAD$0.5 million will be recognized as revenue within the consolidated statements of operations and comprehensive loss once control has been transferred in accordance with ASC 606. As of December 31, 2019, the control had not been transferred resulting in the fair value being recorded as deferred revenue on the consolidated balance sheet.
In connection with the SPA, on October 30, 2019, the Company entered into a Clinical Research and
Co-Promotion
Agreement with HTC (the
“Co-Promotion
Agreement”), whereby each company will promote the sales of the PoNS Treatment and the NeuroCatch
TM
device throughout Canada. This
co-promotion
arrangement terminates upon the earlier of the collection of data from 200 patients in Canada and December 31, 2020. Also, subject to certain terms and conditions, Helius granted to HTC the exclusive right to provide the PoNS Treatment in the Fraser Valley and Vancouver metro regions of British Columbia, where HTC has operated a PoNS authorized clinic since February 2019. HTC will purchase the PoNS devices for use in these regions exclusively from the Company and on terms no less favorable than the then-current standard terms and conditions. This exclusivity right has an initial term of ten (10) years, renewable by HTC for one additional ten (10) year term upon sixty (60) days’ written notice to Helius. The
Co-Promotion
Agreement had a fair value of CAD$360 thousand at the time of acquisition. License revenue will be recognized in connection with the
Co-Promotion
Agreement ratably over the ten year term.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the excess of purchase

price over the fair values underlying net assets acquired in an acquisition. All of the Company’s goodwill as of September 30, 2020 is the result of the Heuro acquisition discussed above. Goodwill is not amortized, but rather will be tested annually for impairment or more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company will test goodwill for impairment annually in the fourth quarter of each year using data as of October 1 of that year.
Goodwill is allocated to and evaluated for impairment at the Company’s one identified reporting unit. Goodwill is tested for impairment by either performing a qualitative evaluation or a quantitative test. The qualitative evaluation is an assessment of factors to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount. The Company may elect not to perform the qualitative assessment for its reporting unit and perform the quantitative impairment test. The quantitative goodwill impairment test requires the Company to compare the carrying value of the reporting unit’s net assets to the estimated fair value of the reporting unit.
If the estimated fair value exceeds the carrying value, no further evaluation is required, and no impairment loss is recognized. If the carrying amount of a reporting unit, including goodwill, exceeds the estimated fair value, the excess of the carrying value over the estimated fair value is recorded as an impairment loss, the amount of which is not to exceed the total amount of goodwill allocated to the reporting unit.
The
COVID-19
pandemic was a triggering event for testing whether goodwill is impaired. The Company performed quantitative assessments at March 31, 2020, June 30, 2020 and September 30, 2020. As a result of these assessments, the Company determined that the estimated fair value of the reporting unit exceeded the carrying value of the reporting unit. Therefore, the Company concluded that goodwill was not impaired as of any of the aforementioned periods. The Company will continue to monitor the impacts of the
COVID-19
pandemic in future periods.
The following is a summary of the activity for the nine month period ended September 30, 2020 for goodwill:

Goodwill	2020
Carrying amount at beginning of period	$1,242
Business acquisition fair value allocation adjustment	(454)
Foreign currency translation	(63)

Carrying amount at end of period	$725

Definite-lived intangibles consist principally of acquired customer relationships, proprietary software and reacquired rights as well as internally developed software. All are amortized straight-line over their estimated useful lives. Amortization expense related to intangible assets was $0.3 million during the nine months ended September 30, 2020. No amortization expense related to intangible assets was recorded during the nine months ended September 30, 2019.
The Company reviews long-lived assets, including definite-lived intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Recoverability is assessed for the carrying value of assets held for use based on a review of undiscounted projected cash flows. Impairment losses, where identified, are measured as the excess of the carrying value of the long-lived asset over its estimated fair value as determined by discounted projected cash flows.

During the nine months ended September 30, 2020, the Company incurred an intangible asset impairment loss of $0.2 million related to the customer relationships, all of which was incurred during the first quarter of 2020, which is included in selling, general and administrative expenses in the accompanying condensed consolidated statement of operations and comprehensive loss.

Intangible assets as of September 30, 2020 and December 31, 2019 consist of the following:

	Useful Life	As of September 30, 2020		As of December 31, 2019
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	1.25 years	$227	$(191)	$423	$(55)
Acquired proprietary software	5 years	143	(26)	148	(5)
Reacquired rights	3.87 years	480	(113)	—	—
Internally developed software	3 years	82	(23)	75	(4)

Total intangible assets		$932	$(353)	$646	$(64)

Amortization expense is anticipated to be as follows in future years:

For the Year Ending December 31,
2020 (remaining 3 months)	$73
2021	189
2022	176
2023	117
2024	24

$579

Goodwill and Other Intangible Assets
Goodwill represents the excess of purchase price over the fair values underlying net assets acquired in an acquisition. All of the Company’s goodwill as of December 31, 2019 is the result of the Heuro acquisition discussed above. Goodwill is not amortized, but rather will be tested annually for impairment or more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company will test goodwill for impairment annually in the fourth quarter of each year using data as of October 1 of that year.
Goodwill is allocated to, and evaluated for impairment at the Company’s one identified reporting unit. Goodwill is tested for impairment by either performing a qualitative evaluation or a quantitative test. The qualitative evaluation is an assessment of factors to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount. The Company may elect not to perform the qualitative assessment for its reporting unit and perform the quantitative impairment test. The quantitative goodwill impairment test requires the Company to compare the carrying value of the reporting unit’s net assets to the estimated fair value of the reporting unit.
If the estimated fair value exceeds the carrying value, no further evaluation is required, and no impairment loss is recognized. If the carrying amount of a reporting unit, including goodwill, exceeds the estimated fair value, the excess of the carrying value over the estimated fair value is recorded as an impairment loss, the amount of which is not to exceed the total amount of goodwill allocated to the reporting unit.
Definite-lived intangibles consist principally of acquired customer relationships and proprietary software as well as internally developed software. All are amortized straight-line over their estimated useful lives.
Intangible assets as of December 31, 2019 consist of the following:

		As of December 31, 2019
	Useful Life	Gross Carrying Amount	Accumulated Amortization
Customer relationships	1.25 years	$423	$(55)
Acquired proprietary software	5 years	148	(5)
Internally developed software	3 years	75	(4)

Total intangible assets		$646	$(64)

Amortization expense related to the intangible assets was $64 thousand for the year ended December 31, 2019.

Amortization expense is anticipated to be as follows in future years:

For the Year Ending December 31,
2020	$393
2021	83
2022	51
2023	30
2024	25

$582

Internally Developed Software Costs
Internally Developed Software Costs
The Company follows ASC
350-40,
Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, in accounting for its internally developed software costs. Costs incurred during the preliminary project work stage or conceptual stage, such as determining the performance requirements, system requirements and data conversion, are expensed as incurred. Costs incurred in the application development phase, such as coding, testing for new software and upgrades that result in additional functionality, are capitalized and are amortized using the straight-line method over the useful life of the software, which was determined to be three years. Amortization of these capitalized costs commences when the software becomes ready for its intended use. Costs incurred during the post-implementation stage, such as maintenance and application training, are expensed as incurred.

Leases
Leases
On January 1, 2019, the Company adopted ASU
No. 2016-02,
Leases
, using the modified retrospective method. The Company elected the package of practical expedients permitted under the transition guidance within the new standard which allowed the Company to carry forward the historical lease classification. Adoption of this standard resulted in the recording of an operating lease right-of-use
(“ROU”) asset and corresponding operating lease liabilities of $0.7 million on January 1, 2019.
The Company does not record an operating lease ROU asset and corresponding lease liability for leases with an initial term of twelve months or less and recognizes lease expense for these leases as incurred over the lease term. The Company had only one operating lease, which was for its headquarters office in Newtown, Pennsylvania upon the adoption date. As of September 30, 2020, the Company has not entered into any additional lease arrangements, but did modify the existing lease arrangement. Operating lease ROU assets and operating lease liabilities are recognized upon the adoption date based on the present value of lease payments over the lease term. The Company does not have a public credit rating and as such used a corporate yield with a “CCC” rating by S&P Capital IQ with a term commensurate with the term of its lease as its incremental borrowing rate in determining the present value of lease payments. Lease expense is recognized on a straight-line basis over the lease term. The Company’s lease arrangement does not have lease and non-lease
components which are to be accounted for separately (see Note 6).

Leases
On January 1, 2019, the Company adopted ASU
No. 2016-02,
Leases
, using the modified retrospective method. The Company elected the package of practical expedients permitted under the transition guidance within the new standard which allowed the Company to carry forward the historical lease classification. Adoption of this standard resulted in the recording of an operating lease right-of-use
(“ROU”) asset and corresponding operating lease liabilities of $0.7 million. The Company’s condensed consolidated balance sheets for reporting periods beginning on or after January 1, 2019 are presented under the new guidance, while prior period amounts were not adjusted and continue to be reported in accordance with previous guidance.
The Company does not record an operating lease ROU asset and corresponding lease liability for leases with an expected term of twelve months or less and recognizes lease expense for these leases as incurred over the lease term. As of December 31, 2019, the Company had only one operating lease, which was for its headquarters office in Newtown, Pennsylvania upon the adoption date. As of December 31, 2019, the Company has not entered into any additional lease arrangements. Operating lease ROU assets and operating lease liabilities are recognized upon the adoption date based on the present value of lease payments over the lease term. The Company does not have a public credit rating and as such used a corporate yield with a “CCC” rating by S&P Capital IQ with a term commensurate with the term of its lease as its incremental borrowing rate in determining the present value of lease payments. Lease expense is recognized on a straight-line basis over the lease term. The Company’s lease arrangement does not have lease and non-lease
components which are to be accounted for separately. As of December 31, 2019, approximately $0.1 million of the Company’s operating lease ROU asset had been amortized (see Note 7).

Foreign Currency
Foreign Currency
The Company’s functional currency is the U.S. dollar. Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Opening balances related to non-monetary

assets and liabilities are based on prior period translated amounts, and non-monetary

assets acquired, and

non-monetary

liabilities incurred are translated at the approximate exchange rate prevailing at the date of the transaction. Revenue and expense transactions are translated at the approximate exchange rate in effect at the time of the transaction. Foreign exchange gains and losses are included in the condensed consolidated statement of operations and comprehensive loss as foreign exchange (loss) gain.

The functional currency of HMC and HCA, the Company’s Canadian subsidiaries, is the CAD$ and the functional currency of HMI and HNR is the USD$. Transactions in foreign currencies are recorded into the functional currency of the relevant subsidiary at the exchange rate in effect at the date of the transaction. Any monetary assets and liabilities arising from these transactions are translated into the functional currency at exchange rates in effect at the balance sheet date or on settlement. Revenues, expenses and cash flows are translated at the weighted-average rates of exchanges for the reporting period. The resulting currency translation adjustments are not included in the Company’s condensed consolidated statements of operations and comprehensive loss for the reporting period, but rather are accumulated and gains and losses are recorded in foreign exchange (loss) gain, as a component of comprehensive loss, within the condensed consolidated statements of operations and comprehensive loss.

Foreign Currency
Prior to April 1, 2018, the Company’s functional currency was the Canadian dollar (“CAD$”). Translation gains and losses from the application of the USD$ as the reporting currency during the period that the Canadian dollar was the functional currency were included as part of cumulative currency translation adjustment, which is reported as a component of stockholders’ equity (deficit) as accumulated other comprehensive income (loss).
The Company
re-assessed
its functional currency and determined that, as of April 1, 2018, its functional currency had changed from the CAD$ to the USD$ based on management’s analysis of changes in the primary economic environment in which the Company operates. The change in functional currency was accounted for prospectively from April 1, 2018 and financial statements prior to and including the period ended March 31, 2018 were not restated for the change in functional currency.
For periods commencing April 1, 2018, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Opening balances related to non-monetary
assets and liabilities are based on prior period translated amounts, and non-monetary
assets acquired, and
non-monetary
liabilities incurred after April 1, 2018 are translated at the approximate exchange rate prevailing at the date of the transaction. Revenue and expense transactions are translated at the approximate exchange rate in effect at the time of the transaction. Foreign exchange gains and losses are included in the consolidated statement of operations and comprehensive loss as foreign exchange gain (loss).

The functional currency of HMC and HCA, the Company’s Canadian subsidiaries, is the CAD$ and the functional currency of HMI and HNR is the USD$. Transactions in foreign currencies are recorded into the functional currency of the relevant subsidiary at the exchange rate in effect at the date of the transaction. Any monetary assets and liabilities arising from these transactions are translated into the functional currency at exchange rates in effect at the balance sheet date or on settlement. Revenues, expenses and cash flows are translated at the weighted-average rates of exchanges for the reporting period. The resulting currency translation adjustments are not included in the Company’s consolidated statements of operations and comprehensive loss for the reporting period, but rather are accumulated and gains and losses are recorded in foreign exchange gain (loss), as a component of comprehensive loss, within the consolidated statements of operations and comprehensive loss.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for all stock-based payments and awards under the fair value-based method. The Company recognizes its stock-based compensation expense using the straight-line method. Compensation cost is not adjusted for estimated forfeitures, but instead is adjusted upon an actual forfeiture of a stock option.
The Company accounts for the granting of stock options to employees and non-employees

using the fair value method whereby all awards are measured at fair value on the date of the grant. The fair value of all employee-related stock options is expensed over the requisite service period with a corresponding increase to additional paid-in

capital. Upon exercise of stock options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in

capital is recorded as an increase to common stock, while the par value of the shares received is reclassified from additional paid in capital. Stock options granted to employees are accounted for as liabilities when they contain conditions or other features that are indexed to other than a market, performance or service condition.
In accordance with ASU

2018-07,

Improvements to Nonemployee Share-Based Payment Accounting

(“ASU 2018-07”),

stock-based payments to

non-employees

are measured based on the fair value of the equity instrument issued. Compensation expense for non-employee

stock awards is recognized over the requisite service period following the measurement of the fair value on the grant date over the vesting period of the award.
The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected term of the option, risk-free interest rates, the value of the common stock and expected dividend yield of the common stock. Changes in these assumptions can materially affect the fair value estimate.
Awards of options that provide for an exercise price that is not denominated in: (a) the currency of a market in which a substantial portion of the Company’s equity securities trades, (b) the currency in which the employee’s pay is denominated, or (c) the Company’s functional currency, are required to be classified as liabilities.

Stock-Based Compensation
The Company accounts for all stock-based payments and awards under the fair value-based method. The Company recognizes its stock-based compensation expense using the straight-line method.
The Company accounts for the granting of stock options to employees and non-employees
using the fair value method whereby all awards are measured at fair value on the date of the grant. The fair value of all employee stock options is expensed over the requisite service period with a corresponding increase to additional paid-in
capital. Upon exercise of stock options, the consideration paid by the option holder is recorded in additional paid-in
capital, while the par value of the shares received is reclassified from additional paid in capital to common stock. Stock options granted to employees are accounted for as liabilities when they contain conditions or other features that are indexed to other than a market, performance or service conditions.
Prior to the adoption of ASU
No. 2018-07,
Improvements to Nonemployee Share-Based Payment Accounting (“ASU
2018-07”)
during the third quarter of 2018,
stock-based payments to
non-employees
were measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever was more reliably measurable, and the fair value of stock-based payments to non-employees
was
re-measured
at the end of each reporting period until the counterparty performance was completed, with any change therein recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity-based instruments. The fair value of the stock-based payments to non-employees
that were fully vested and
non-forfeitable
as of the grant date was measured and recognized at that date. Following the adoption of ASU
2018-07,
stock-based payments to
non-employees
are now being measured based on the fair value of the equity instrument issued and compensation expense for non-employee
stock awards is recognized over the requisite service period following the measurement of the fair value on the grant date over the vesting period of the award.
The Company uses the Black-Scholes option-pricing model to calculate the fair value of stock options. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected term of the option, risk-free interest rates, the value of the common stock and expected dividend yield of the common stock. Changes in these assumptions can materially affect the fair value estimate.
Awards of options that provide for an exercise price that is not denominated in: (a) the currency of a market in which a substantial portion of the Company’s equity securities trades in, (b) the currency in which the employee’s pay is denominated, or (c) the Company’s functional currency, are required to be classified as liabilities. The change in the Company’s functional currency, effective April 1, 2018 resulted in the reclassification of outstanding stock options that were previously denominated in CAD$ from equity- to liability-classified options (see Note 4). Liability classified options are re-measured
to their fair values at the end of each reporting date with changes in the fair value recognized in stock-based compensation expense or additional paid-in
capital until settlement or cancellation. Under FASB’s ASC 718 – Compensation – Stock Compensation, when an award is reclassified from equity to liability, if at the reclassification date the original vesting conditions are expected to be satisfied, then the minimum amount of compensation cost to be recognized is based on the grant date fair value of the original award. Fair value changes below this minimum amount are recorded in additional paid-in
capital. In June 2018, the Company’s Board of Directors approved subject to the consent of the holders of such options the modification of outstanding stock options with exercise prices denominated in CAD$ to convert the exercise prices of such options to USD$ based on the prevailing USD$/CAD$ exchange rates on the dates of the grants for such modified stock options. During the third quarter of 2018, employee and non-employee
option holders owning stock options representing an aggregate of 78,318 shares of common stock consented to the modification. Employee stock options with a fair value of $10.3 million on August 8, 2018, which were previously classified as stock-based compensation liability, were reclassified to equity during the third quarter of 2018. Following these reclassifications, the Company no longer has any liability-classified stock options (see Note 4).

Revenue Recognition
Revenue Recognition
In accordance with the FASB’s ASC 606,

Revenue from Contracts with Customers

(“ASC 606”), the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, it performs the following five steps:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.
The Company applies the five-step model to contracts when it determines that it is probable it will collect substantially all of the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price, after consideration of variability and constraints, if any, that is allocated to the respective performance obligation when the performance obligation is satisfied.
Product Sales, net
During the first half of 2019, product sales were derived from the sale of the PoNS device and certain support services including services from the use of the NeuroCatch
TM
device, which is owned by HTC and assesses electroencephalogram brain waves related to cognition of patients participating in the PoNS Treatment at neuroplasticity clinics in Canada. The Company acted in an agency capacity for services performed using the NeuroCatch device and remitted CAD$600 for each patient assessed with the NeuroCatch device. According to the supply agreement with each of these clinics, the Company’s performance obligation was met when it delivered the PoNS device to the clinic’s facility and the clinic assumed title of the PoNS device upon acceptance. As such, revenue is recognized at a point in time. Shipping and handling costs associated with outbound freight before control of a product has been transferred to a customer is accounted for as a fulfillment cost and are included in cost of sales. Further, according to the Company’s arrangement with HTC and Heuro, the Company shared 50/50 with Heuro in fees from support services excluding the CAD$600 payment for an assessment using the NeuroCatch device. For the nine months ended September 30, 2019, the Company recorded $1.3 million in product sales, net of $11 thousand for HTC’s portion related to services performed using the NeuroCatch device. As described above, the Company modified its arrangement with HTC on October 30, 2019 and product sales were derived from the sale of the PoNS device alone as the NeuroCatch is sold directly to the neuroplasticity clinics in Canada by HTC. For the nine months ended September 30, 2020, the Company recorded $0.4 million in product sales. As of September 30, 2020, the control of 11 of the 55 PoNS devices included as consideration in the Heuro acquisition had been transferred resulting in revenue of $0.1 million being recognized which is included in the aforementioned $0.4 million in product sales for the nine months ended September 30, 2020. The fair value of the remaining 44 devices is recorded as deferred revenue of $0.3 million on the condensed consolidated balance sheet. The only returns during the nine months ended September 30, 2020 were the result of warranty returns for defective products. These returns were insignificant and any future replacements are expected to be insignificant.
Fee Revenue
During the nine months ended September 30, 2020, the Company recognized $9 thousand of fee revenue related to engaging new neuroplasticity clinics to provide the PoNS Treatment. During the nine months ended September 30, 2019, the Company recognized $49 thousand of fee revenue associated with the Company’s agreement with HTC and Heuro that entitled the Company to 50% of the franchise fees collected by Heuro from each executed franchise agreement. As of September 30, 2020 and December 31, 2019, the Company had no contract assets or liabilities on its condensed consolidated balance sheets related to the supply agreements with each clinic.
License Revenue
The Company did not record any license revenue during the nine months ended September 30, 2019. As described above, the Company modified its arrangement with HTC on October 30, 2019. License revenue will be recognized ratably over the ten-year
term as the performance obligation is met in connection with the
Co-Promotion
Agreement. During the nine months ended September 30, 2020, the Company recognized revenues of $20 thousand in license fees associated with the
Co-Promotion
Agreement. Revenue not yet recognized of $0.2 million is recorded as deferred revenue on the condensed consolidated balance sheet.

Revenue Recognition
In accordance with FASB’s ASC 606,
Revenue from Contracts with Customers
, (“ASC 606”), the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to be entitled in exchange for those goods or services, in an amount that reflects the consideration which the Company expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, it performs the following five steps:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.
The Company applies the five-step model to contracts when it determines that it is probable it will collect substantially all of the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price, after consideration of variability and constraints, if any, that is allocated to the respective performance obligation when the performance obligation is satisfied.
License Revenue
Prior to the fourth quarter of 2018, the Company had not generated revenue. During the fourth quarter of 2018, as part of its exclusive strategic alliance agreement, the Company transferred a license to Heuro in order for it to develop the clinic systems to facilitate the commercialization of the PoNS Treatment in Canada. The license was a functional license as it had stand-alone functionality. As such, the Company recognized revenue once control transferred, which occurred in the fourth quarter of 2018 when regulatory approval of the PoNS device in Canada was obtained and the commercialization of the product, as defined within the agreement, began. The agreement provided to pay the Company CAD$750 thousand in three annual payments of CAD$250 thousand beginning December 31, 2019, in consideration for the exclusivity right the Company granted to Heuro. The Company considered this to be a significant financing component and as such, the amount reflected in its consolidated statements of operations and comprehensive loss was discounted. The discount rate utilized to measure revenue and the related receivable was determined based on the rate that would be reflected in a separate financing transaction with the customer. During the fourth quarter of 2018, the Company recognized revenues of $0.5 million in license fees when it satisfied its performance obligation. As described above, the Company modified its arrangement with HTC on October 30, 2019. License revenue will be recognized ratably over the ten year term as the performance obligation is met in connection with the
Co-Promotion
Agreement. During the fourth quarter of 2019, the Company recognized revenues of $5 thousand in license fees associated with the
Co-Promotion
Agreement. Revenue not yet recognized of $0.3 million is recorded as deferred revenue on the consolidated balance sheet.
Product Sales, net
During the first half of 2019, product sales were derived from the sale of the PoNS device and certain support services including services from the use of the NeuroCatch
TM
device, which is owned by HTC and assesses electroencephalogram brain waves related to cognition of patients participating in the PoNS Treatment at neuroplasticity clinics in Canada. The Company acted in an agency capacity for services performed using the NeuroCatch device and remitted CAD$600 for each patient assessed with the NeuroCatch device. According to the supply agreement with each of these clinics, the Company’s performance obligation was met when it delivered the PoNS device to the clinic’s facility and the clinic assumed title of the PoNS device upon acceptance. As such, revenue is recognized at a point in time. Shipping and handling costs associated with outbound freight before control of a product has been transferred to a customer are accounted for as a fulfillment cost and are included in cost of sales. Further, according to the Company’s arrangement with HTC and Heuro, the Company shared 50/50 with Heuro in fees from support services excluding the CAD$600 payment for an assessment using the NeuroCatch device. Subsequent to July 1, 2019, product sales were derived from the sale of the PoNS device alone as the NeuroCatch is sold directly to the neuroplasticity clinics in Canada by HTC. For the year ended December 31, 2019, the Company recorded $1.5 million in product sales net of $11 thousand for HTC’s portion related to assessments using the NeuroCatch device. As described above, the Company modified its arrangement with HTC on October 30, 2019. As of December 31, 2019, the control of the 55 PoNS devices included as consideration in the Heuro acquisition had not been transferred resulting in the fair value of the devices being recorded as deferred revenue of $0.4 million on the consolidated balance sheet. Revenue will be recognized for these devices as control is transferred. The only returns during 2019 were the result of warranty returns for defective products. These returns were insignificant during the year and any future replacements are expected to be immaterial.
Fee Revenue
During the first half of 2019, the Company’s agreement with HTC and Heuro also entitled the Company to 50% of the franchise fees collected by Heuro from each franchise agreement Heuro executed with neuroplasticity clinics engaged in providing the PoNS Treatment. For the year ended December 31, 2019, the Company recognized $37 thousand as its 50% portion of the franchise fees. There were 3 franchise agreements entered into for the year ended December 31, 2019, all of which occurred in the first half of the year.
As of December 31, 2019, the Company had recorded $0.2 million in current receivables, net and had no contract assets or liabilities on its consolidated balance sheets related to the supply agreements with each clinic. As of December 31, 2019, the Company did not have any receivables on its consolidated balance sheets related to license revenue pursuant to the Company’s arrangement with HTC and Heuro due to the modification of its arrangement with HTC on October 30, 2019. As of December 31, 2018, the Company has recorded $0.2 million and $0.3 million in current and non-current
receivables, respectively, and had no contract assets or liabilities on its consolidated balance sheets related to license revenue pursuant to the Company’s arrangement with HTC and Heuro.

Cost of Sales
Cost of Sales
Cost of product sales includes the cost to manufacture the PoNS device, royalty expenses, freight charges, customs duties, wages and salaries of employees involved in the management of the supply chain and logistics of fulfilling the Company’s sales orders and certain support services provided by Heuro on the Company’s behalf.

Cost of Sales
Cost of product sales includes the cost to manufacture the PoNS device, royalty expenses, freight charges, customs duties, wages and salaries of employees involved in the management of the supply chain and logistics of fulfilling the Company’s sales orders and certain support services provided by Heuro on the Company’s behalf.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method. The asset and liability method provide that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.
The Company has adopted the provisions of ASC 740

Income Taxes

regarding accounting for uncertainty in income taxes. The Company initially recognizes tax positions in the condensed consolidated financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of the tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Application requires numerous estimates based on available information. The Company considers many factors when evaluating and estimating its tax positions and tax benefits. These periodic adjustments may have a material impact on the condensed consolidated statements of operations and comprehensive loss. When applicable, the Company classifies penalties and interest associated with uncertain tax positions as a component of income tax expense in its condensed consolidated statements of operations and comprehensive loss.
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. We continue to examine the impact that the CARES Act may have on our business. Currently, we do not believe the CARES Act will have a material impact on our accounting for income taxes.

Income Taxes
The Company accounts for income taxes using the asset and liability method. The asset and liability method provide that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.
The Company has adopted the provisions of ASC 740
Income Taxes
regarding accounting for uncertainty in income taxes. The Company initially recognizes tax positions in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of the tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Application requires numerous estimates based on available information. The Company considers many factors when evaluating and estimating its tax positions and tax benefits. These periodic adjustments may have a material impact on the consolidated statements of operations and comprehensive loss. When applicable, the Company classifies penalties and interest associated with uncertain tax positions as a component of income tax expense in its consolidated statements of operations and comprehensive loss.

Research and Development Expenses
Research and Development Expenses
Research and development (“R&D”) expenses consist primarily of personnel costs, including salaries, benefits and stock-based compensation, clinical studies performed by contract research organizations, development and manufacturing of clinical trial devices and devices for manufacturing testing and materials and supplies as well as regulatory costs related to post market surveillance, quality assurance complaint handling and adverse event reporting. R&D costs are charged to operations when they are incurred.

Research and Development Expenses
Research and development (“R&D”) expenses consist primarily of personnel costs, including salaries, benefits and stock-based compensation, clinical studies performed by contract research organizations, development and manufacturing of clinical trial devices and devices for manufacturing testing and materials and supplies as well as regulatory costs related to post market surveillance, quality assurance complaint handling and adverse event reporting. R&D costs are charged to operations when they are incurred.

Segment Information
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company operates and manages its business within one operating and reportable segment. Accordingly, the Company reports the accompanying condensed consolidated financial statements in the aggregate in one reportable segment.

Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company operates and manages its business within one operating and reportable segment. Accordingly, the Company reports the accompanying consolidated financial statements in the aggregate in one reportable segment.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815,

Derivatives and Hedging

(“ASC 815”). The result of this accounting treatment is that the fair value of the derivative is re-measured

at each balance sheet date and recorded as a liability or asset and the change in fair value is recorded in the condensed consolidated statements of operations and comprehensive loss. As of September 30, 2020 and December 31, 2019, the Company’s derivative financial instruments accounted for in accordance with ASC 815 were comprised of warrants issued in connection with both public and/or private securities offerings. Upon settlement of a derivative financial instrument, the instrument is re-measured

at the settlement date and the fair value of the underlying instrument is reclassified to equity.
The classification of derivative financial instruments, including whether such instruments should be recorded as liabilities/assets or as equity, is reassessed at the end of each reporting period. Derivative financial instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative financial instruments will be classified in the condensed consolidated balance sheet as current if the right to exercise or settle the derivative financial instrument lies with the holder.

Derivative Financial Instruments
The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815,
Derivatives and Hedging
. The result of this accounting treatment is that the fair value of the derivative is re-measured
at each balance sheet date and recorded as a liability or asset and the change in fair value is recorded in the condensed consolidated statements of operations and comprehensive loss. As of December 31, 2019 and 2018, the Company’s derivative financial instruments were comprised of warrants issued in connection with both public and/or private securities offerings. During the third quarter of 2018, the non-employee
stock options were reclassified to equity following the modification of these stock options. Upon settlement of a derivative financial instrument, the instrument is re-measured
at the settlement date and the fair value of the underlying instrument is reclassified to equity (see Note 4).
The classification of derivative financial instruments, including whether such instruments should be recorded as liabilities/assets or as equity, is reassessed at the end of each reporting period. Derivative financial instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative financial instruments will be classified in the consolidated balance sheet as current if the right to exercise or settle the derivative financial instrument lies with the holder.

Fair Value Measurements
Fair Value Measurements
The Company accounts for financial instruments in accordance with ASC 820,

Fair Value Measurements and Disclosures

(“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:
Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Company’s financial instruments recorded in its condensed consolidated balance sheets consist primarily of cash, accounts receivable, other current receivables, operating lease ROU asset, accounts payable, accrued liabilities, operating lease liability and derivative financial instruments. The book values of these instruments, with the exception of derivative financial instruments, non-current

lease liability, operating lease ROU asset and

non-current

receivables approximate their fair values due to the immediate or short-term nature of these instruments.
The Company’s derivative financial instruments are classified as Level 3 within the fair value hierarchy. Unobservable inputs used in the valuation of these financial instruments include volatility of the underlying share price and the expected term. See Note 3 for the inputs used in the Black-Scholes option pricing model as of September 30, 2020 and December 31, 2019 and the roll forward of the Company’s derivative financial instruments. The Company’s derivative financial instruments are comprised of warrants which are classified as liabilities.

The following table summarizes the Company’s recurring fair value measurements for derivative financial instruments and stock-based compensation liability within the fair value hierarchy as of September 30, 2020 and December 31, 2019 (amounts in thousands):

	Fair Value	Level 1	Level 2	Level 3
September 30, 2020
Liabilities:
Derivative financial instruments	$—	$—	$—	$—
December 31, 2019
Liabilities:
Derivative financial instruments	$5	$—	$—	$5
There were no transfers between any levels for any of the periods presented.
In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company’s assets and liabilities are also subject to nonrecurring fair value measurements. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. Due to the
COVID-19
pandemic and the related risks and uncertainties, the Company’s customer relationship intangible asset incurred an impairment loss during the nine months ended September 30, 2020 of $0.2 million, all of which was recorded during the first quarter of 2020, and has a remaining net book value of $36 thousand as of September 30, 2020. The fair value of this intangible asset was determined based on Level 3 measurements within the fair value hierarchy. Inputs to these fair value measurements included estimates of the amount and timing of the asset’s net future discounted cash flows based on historical data, current trends and market conditions.

Fair Value Measurements
The Company accounts for financial instruments in accordance with ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:
Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Company’s financial instruments recorded in its consolidated balance sheets consist primarily of cash, receivables, accounts payable, accrued liabilities, and derivative financial instruments. The book values of these instruments, with the exception of derivative financial instruments and non-current
receivables, approximate their fair values due to the immediate or short-term nature of these instruments.
The Company’s derivative financial instruments are classified as Level 3 within the fair value hierarchy and required to be recorded at fair value on a recurring basis. Unobservable inputs used in the valuation of these financial instruments include volatility of the underlying share price and the expected term. See Note 3 for the inputs used in the Black-Scholes option-pricing model as of December 31, 2019 and 2018 and the roll forward of the derivative financial instruments. The Company’s derivative financial instruments are comprised of warrants which are classified as liabilities.
The following table summarizes the Company’s derivative financial instruments and stock-based compensation liability within the fair value hierarchy as of December 31, 2019 and 2018 (amounts in thousands):

	Fair Value	Level 1	Level 2	Level 3
December 31, 2019
Liabilities:
Derivative financial instruments	$5	$—	$—	$5
December 31, 2018
Assets:
Non-current receivable	$294	$—	$—	$294
Liabilities:
Derivative financial instruments	$13,769	$—	$—	$13,769
There were no transfers between any of the levels during the years ended December 31, 2019 and 2018.

Basic and Diluted Income (Loss) per Share
Basic and Diluted Loss per Share
Earnings or loss per share (“EPS”) is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing net income (loss) by the weighted average of all potentially dilutive shares of common stock that were outstanding during the periods presented.
The treasury stock method is used in calculating diluted EPS for potentially dilutive stock options and share purchase warrants, which assumes that any proceeds received from the exercise of in-the-money

stock options and share purchase warrants, would be used to purchase common shares at the average market price for the period, unless including the effects of these potentially dilutive securities would be anti-dilutive.

The basic and diluted loss per share for the periods noted below is as follows (amounts in thousands except shares and per share data):

	Nine Months Ended September 30,
	2020	2019
Basic
Numerator:
Net loss	$(11,595)	$(4,450)

Denominator:
Weighted average common shares outstanding	1,119,639	739,115

Basic net loss per share	$(10.36)	$(6.02)

Diluted
Numerator:
Net loss, basic	$(11,595)	$(4,450)
Effect of dilutive securities	—	—

Net loss, diluted	$(11,595)	$(4,450)
Denominator:
Weighted average common shares outstanding – basic	1,119,639	739,115
Potential common share issuances:
Incremental dilutive shares from equity instruments (treasury stock method)	—	—

Weighted average common shares outstanding	1,119,639	739,115

Diluted net loss per share	$(10.36)	$(6.02)

The following outstanding securities have been excluded from the computation of diluted weighted shares outstanding for the periods noted below, as they would have been anti-dilutive due to the Company’s losses for the nine months ended September 30, 2020 and 2019 and because the exercise price of certain of these outstanding securities was greater than the average closing price of the Company’s common stock.

	Nine Months Ended September 30,
	2020	2019
Stock options outstanding	112,224	103,693
RSUs	164	—
Warrants outstanding	265,583	86,960

Total	337,971	190,653

Basic and Diluted Income (Loss) per Share
Earnings or loss per share (“EPS”) is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing net income (loss) by the weighted average of all potentially dilutive shares of common stock that were outstanding during the periods presented.

The treasury stock method is used in calculating diluted EPS for potentially dilutive stock options and share purchase warrants, which assumes that any proceeds received from the exercise of in-the-money
stock options and share purchase warrants, would be used to purchase common shares at the average market price for the period, unless including the effects of these potentially dilutive securities would be anti-dilutive.
The basic and diluted loss per share for the periods noted below is as follows (amounts in thousands, except for share and per share amounts):

	For the Year Ended December 31,
	2019	2018
Basic and Diluted
Numerator
Net loss	$(9,781)	$(28,623)
Denominator
Weighted-average common shares outstanding – basic and diluted	752,932	651,034

Basic and diluted net loss per share	$(12.99)	$(43.97)

The following outstanding securities have been excluded from the computation of diluted weighted shares outstanding for the periods noted below, as they would have been anti-dilutive due to the Company’s losses for the years ended December 31, 2019 and 2018 and because the exercise price of certain of these outstanding securities were greater than the average closing price of the Company’s common stock.

	For the Year Ended December 31,
	2019	2018
Options outstanding	99,018	94,475
RSUs	788	27
Warrants outstanding	86,958	114,406

Total	186,764	208,908

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU

2016-13,

Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which requires measurement and recognition of expected credit losses for financial assets held and requires enhanced disclosures regarding significant estimates and judgments used in estimating credit losses. In November 2019, the FASB issued ASU

2019-10,

Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842): Effective Dates
, which amends the effective date of ASU

2016-13.

Public business entities that meeting the definition of an SEC filer, excluding entities eligible to be a Smaller Reporting Company (“SRC”) as defined by the SEC, are required to adopt the standard for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities are required to adopt the standard for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company meets the definition of an SRC and therefore the standard will not be effective until the beginning of 2023. The Company is evaluating the effect that ASU

2016-13

will have on its consolidated financial statements.
In August 2018, the FASB issued ASU

2018-13,

Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
, which adds disclosure requirements to Topic 820 for the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This ASU is effective for interim and annual reporting periods beginning after December 15, 2019. The Company adopted this standard as of January 1, 2020 and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.
In November 2018, FASB issued ASU

2018-18,

C
ollaborative Arrangements (Topic 808): Clarifying the Interaction Between Topic 808 and Topic 606,

which, among other things, provides guidance on how to assess whether certain collaborative arrangement transactions should be accounted for under Topic 606. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company adopted this standard on January 1, 2020 and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which requires measurement and recognition of expected credit losses for financial assets held and requires enhanced disclosures regarding significant estimates and judgments used in estimating credit losses. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842): Effective Dates
, which amends the effective date of ASU
2016-13.
Public business entities that meeting the definition of an SEC filer, excluding entities eligible to be a Small Reporting Company (“SRC”) as defined by the SEC, are required to adopt the standard for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities are required to adopt the standard for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company meets the definition of an SRC and therefore the standard will not be effective until the beginning of 2023. The Company is evaluating the effect that ASU
2016-13
will have on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
, which adds disclosure requirements to Topic 820 for the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This ASU is effective for interim and annual reporting periods beginning after December 15, 2019. The Company will adopt the standard as of January 1, 2020 and anticipates an increase in Level 3 fair value disclosures within the footnotes to the consolidated financial statements.

In November 2018, FASB issued ASU
2018-18,
C
ollaborative Arrangements (Topic 808): Clarifying the Interaction Between Topic 808 and Topic 606,
which, among other things, provides guidance on how to assess whether certain collaborative arrangement transactions should be accounted for under Topic 606. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company will adopt the standard as of January 1, 2020. In conjunction with the acquisition of Heuro on October 30, 2019, the Company entered into a co-promotion
agreement with HTC which meets the definition of a collaborative agreement. Certain components of the co-promotion
agreement fall under the scope of ASC 606 and will be accounted for accordingly.